UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               June 30, 2002
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               IPS Advisory, Inc.
Address:            1225 Wesgarber Road
                    Suite S-380
                    Knoxville, Tennessee  37902

Form 13F File Number:    28-5261


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Gregory D'Amico
     Title:         President
     Phone:         (800) 232-9142

Signature, Place, and Date of Signing:

       /s/ Gregory D'Amico           Knoxville, Tennessee         07/19/02
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         113
                                             -------------------------

Form 13F Information Table Value Total:      $  135,530
                                             -------------------------
                                               (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7        COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                               --------------------
                              TITLE OF                  VALUE     SHRS OR   SH/  PUT/   INVESTMENT    OTHER
       NAME OF ISSUER           CLASS      CUSIP      (x$1,000)   PRN AMT   PRN  CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
       --------------           -----      -----      ---------   --------  ---  ----   ----------   --------   ----    ------  ----
ACTIVISION                      COM       004930202        291      10000   SH             SOLE                 10000
ADOBE SYSTEMS                   COM       00724F101       1892      66375   SH             SOLE                 66375
AFFILIATED COMPUTER SVCS        COM       008190100         47       1000   SH             SOLE                  1000
ALLTEL                          COM       020039103       1104      23490   SH             SOLE                 23490
AMERICAN EXPRESS                COM       025816109       2255      62075   SH             SOLE                 62075
AMERICAN INT'L GROUP            COM       026874107       2506      36735   SH             SOLE                 36735
AMERISOURCE BERGEN              COM       03073E105       2509      33010   SH             SOLE                 33010
ANADARKO PETROLEUM              COM       032511107        987      20030   SH             SOLE                 20030
ANALOG DEVICES                  COM       032654105        408      13745   SH             SOLE                 13745
ANN TAYLOR STORES               COM       036115103         38       1500   SH             SOLE                  1500
APPLIED MATERIALS               COM       038222105       2170     114110   SH             SOLE                114110
BISYS                           COM       055472104       1595      47910   SH             SOLE                 47910
BP P.L.C.                       COM       055622104       2067      40930   SH             SOLE                 40930
BURLINGTON NORTHERN SANTA FE    COM       12189T104        825      27500   SH             SOLE                 27500
CANADIAN NATIONAL RAILWAY       COM       136375102        518      10000   SH             SOLE                 10000
CANADIAN PACIFIC RAILWAY        COM       13645T100       1264      51560   SH             SOLE                 51560
CATERPILLAR                     COM       149123101       2409      49220   SH             SOLE                 49220
CHICO'S FAS INC                 COM       168615102         73       2000   SH             SOLE                  2000
CHOICEPOINT                     COM       170388102       1987      43708   SH             SOLE                 43708
CITY NATIONAL                   COM       178566105       1075      20000   SH             SOLE                 20000
CLEAR CHANNEL                   COM       184502102       2582      80650   SH             SOLE                 80650
COACH INC                       COM       189754104         55       1000   SH             SOLE                  1000
CONCORD EFS                     COM       206197105       2083      69095   SH             SOLE                 69095
CUMMINS INC                     COM       231021106        132       4000   SH             SOLE                  4000
CURTISS-WRIGHT                  COM       231561101        800      10000   SH             SOLE                 10000
DEERE & CO.                     COM       244199105        263       5500   SH             SOLE                  5500
DELL COMPUTERS                  COM       247025109       1987      76025   SH             SOLE                 76025
DENTSPLY INTERNATIONAL          COM       249030107       2467      66830   SH             SOLE                 66830
DOLE FOOD CO INC                COM       256605106       1796      62240   SH             SOLE                 62240
DUKE ENERGY                     COM       264399106       1393      44785   SH             SOLE                 44785
EBAY                            COM       278642103         62       1000   SH             SOLE                  1000
ECHOSTAR COMM CORP              COM       278762109         56       3000   SH             SOLE                  3000
ELECTRONIC ARTS                 COM       285512109       1389      21035   SH             SOLE                 21035
EXPEDITORS INT'L OF WASHINGTON  COM       302130109       1051      31700   SH             SOLE                 31700
FIDELITY NATL FINANCIAL         COM       316326107        652      20621   SH             SOLE                 20621
FIRST DATA                      COM       319963104       1488      40000   SH             SOLE                 40000
FIRST HEALTH GROUP              COM       320960107         56       2000   SH             SOLE                  2000
FORTUNE BRANDS                  COM       349631101       1120      20000   SH             SOLE                 20000
GANNETT CO                      COM       364730101       2505      33000   SH             SOLE                 33000
GENERAL ELECTRIC                COM       369604103         95       3275   SH             SOLE                  3275
GENERAL GROWTH PROPERTIES       COM       370021107       2040      40000   SH             SOLE                 40000
HARTFORD FINANCIAL              COM       416515104       1362      22900   SH             SOLE                 22900
HEALTH CARE PPTY                COM       421915109       1964      45775   SH             SOLE                 45775
HEARST-ARGYLE TELEVISION        COM       422317107       1128      50000   SH             SOLE                 50000
HISPANIC BROADCASTING           COM       43357B104       1782      68265   SH             SOLE                 68265
HOLLYWOOD ENTERTAINMENT         COM       436141105        786      38000   SH             SOLE                 38000
HONEYWELL INTL                  COM       438516106       1354      38445   SH             SOLE                 38445
HORIZON ORGANIC                 COM       44043T103        301      17085   SH             SOLE                 17085
HUBBELL INC                     COM       443510201       1025      30000   SH             SOLE                 30000
ILLINOIS TOOL WORKS             COM       452308109        334       4885   SH             SOLE                  4885
INTERNATIONAL PAPER CO          COM       460146103        270       6195   SH             SOLE                  6195
INVITROGEN                      COM       46185R100        172       5375   SH             SOLE                  5375
KELLOGG CO                      COM       487836108       1144      31900   SH             SOLE                 31900
KIMBERLY CLARK                  COM       494368103       3089      49820   SH             SOLE                 49820
KRAFT                           COM       50075N104       1523      37200   SH             SOLE                 37200
L3 COMM                         COM       502424104       1437      26620   SH             SOLE                 26620
LEAR CORPORATION                COM       521865105       1660      35900   SH             SOLE                 35900
LIBERTY MEDIA                   COM       530718105        456      45575   SH             SOLE                 45575
LINCARE HOLDINGS                COM       532791100       2477      76680   SH             SOLE                 76680
LINCOLN NATIONAL                COM       534187109        205       4875   SH             SOLE                  4875
LOCKHEED MARTIN                 COM       539830109       2224      32000   SH             SOLE                 32000
LOWES COS                       COM       548661107       1180      26000   SH             SOLE                 26000
MANITOWOC CO                    COM       563571108        223       6295   SH             SOLE                  6295
MASCO                           COM       574599106        514      18950   SH             SOLE                 18950
MEADWESTVACO                    COM       583334107        961      28635   SH             SOLE                 28635
METLIFE                         COM       59156R108        288      10000   SH             SOLE                 10000
MICROCHIP TECH                  COM       595017104       1318      48045   SH             SOLE                 48045
MICROSOFT                       COM       594918104       2599      47510   SH             SOLE                 47510
NATIONAL CITY CORP              COM       635405103        281       8450   SH             SOLE                  8450
NEWELL RUBBERMAID               COM       651229106       1953      55710   SH             SOLE                 55710
NOKIA CORP                      COM       654902204        105       7275   SH             SOLE                  7275
NORFOLK SOUTHERN                COM       655844108        701      30000   SH             SOLE                 30000
NORTH FORK BANCORP NY           COM       659424105       3758      94390   SH             SOLE                 94390
OHIO CASUALTY                   COM       677240103       1053      50380   SH             SOLE                 50380
PENTAIR INC                     COM       709631105       1442      30000   SH             SOLE                 30000
PEPSI BOTTLING GRP              COM       713409100       1771      57485   SH             SOLE                 57485
PEPSICO                         COM       713448108       1735      35995   SH             SOLE                 35995
PIER 1 IMPORTS                  COM       720279108        942      44865   SH             SOLE                 44865
PLUM CREEK TIMBER               COM       729251108        506      16485   SH             SOLE                 16485
PROFIT RECOVERY GROUP           COM       69357C107         49       4000   SH             SOLE                  4000
QUALCOMM                        COM       747525103        175       6375   SH             SOLE                  6375
RAYONIER                        COM       754907103        983      20000   SH             SOLE                 20000
ROCKWELL AUTOMATION             COM       773903109         40       2000   SH             SOLE                  2000
ROYAL DUTCH PETROLEUM           COM       780257804         88       1590   SH             SOLE                  1590
RYDER SYSTEM                    COM       783549108       1358      50125   SH             SOLE                 50125
SCHOLASTIC                      COM       807066105        959      25300   SH             SOLE                 25300
SILICON LABORATORIES INC        COM       826919102         27       1000   SH             SOLE                  1000
STARBUCKS                       COM       855244109        845      34000   SH             SOLE                 34000
STATE STREET                    COM       857477103       1716      38400   SH             SOLE                 38400
SUNGARD DATA SYSTEMS            COM       867363103        862      32550   SH             SOLE                 32550
SYMANTEC                        COM       871503108       1675      51000   SH             SOLE                 51000
SYMBOL TECH                     COM       871508107        161      18975   SH             SOLE                 18975
TEEKAY SHIPPNG                  COM       Y8564W103        369      10000   SH             SOLE                 10000
TENET HEALTH CARE               COM       88033G100       1146      16015   SH             SOLE                 16015
TEXAS INSTRUMENTS               COM       882508104        770      32500   SH             SOLE                 32500
TREX CO                         COM       89531P105       1038      33070   SH             SOLE                 33070
TRIBUNE COMPANY                 COM       896047107       2292      52695   SH             SOLE                 52695
TRUSTCO BK CORP NY              COM       898349105         23       1756   SH             SOLE                  1756
TUESDAY MORNING                 COM       899035505         37       2000   SH             SOLE                  2000
UNITED RENTAL                   COM       911363109       1835      84175   SH             SOLE                 84175
UNITED TECHNOLOGIES             COM       913017109       1358      20000   SH             SOLE                 20000
UNIVISION COMM.                 COM       914906102       1524      48525   SH             SOLE                 48525
VIACOM INC                      COM       925524308       1665      37530   SH             SOLE                 37530
VORNADO REALTY                  COM       929042109        924      20000   SH             SOLE                 20000
WALGREENS                       COM       931422109       2801      72520   SH             SOLE                 72520
WAL-MART STORES                 COM       931142103       2760      50180   SH             SOLE                 50180
WELLPOINT                       COM       94973h108       2640      33925   SH             SOLE                 33925
WELLS FARGO                     COM       949746101       2278      45500   SH             SOLE                 45500
WESTWOOD ONE                    COM       961815107       1805      54000   SH             SOLE                 54000
WHOLE FOODS MKT                 COM       966837106       3223      66835   SH             SOLE                 66835
XILINX                          COM       983919101        898      40025   SH             SOLE                 40025
XL CAPITAL                      COM       G98255105        847      10000   SH             SOLE                 10000
ZEBRA TECH                      COM       989207105        242       5025   SH             SOLE                  5025
REPORT SUMMARY          113 DATA RECORDS              $135,530                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


